UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02351

Western Asset Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1 – Schedule of Investments

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
Long-Term Securities — 97.5%

Corporate Bonds and Notes — 70.9%
Aerospace/Defense — 0.5%
L-3 Communications Corp.	7.625%	6/15/12	275	289
Systems 2001 Asset Trust	6.664%	9/15/13	448	480	A

				769

Auto Parts and Equipment — 0.2%
American Axle & Manufacturing Inc.	5.250%	2/11/14	300	255

Automotive — 1.0%
Ford Motor Company	7.450%	7/16/31	600	468	B
Ford Motor Company	8.900%	1/15/32	260	219
General Motors Corporation	8.250%	7/15/23	190	148	B
General Motors Corporation	8.375%	7/15/33	760	593	B

				1,428

Banking and Finance — 10.0%
Ford Motor Credit Company	6.625%	6/16/08	3,010	2,942
Ford Motor Credit Company	7.375%	10/28/09	1,425	1,376
Ford Motor Credit Company	7.375%	2/1/11	510	488
Ford Motor Credit Company	7.250%	10/25/11	1,615	1,533
Ford Motor Credit Company	7.000%	10/1/13	70	65	B
Fuji Co., Ltd.	9.870%	12/31/49	620	692	A,C
General Motors Acceptance Corporation	6.150%	4/5/07	570	566
General Motors Acceptance Corporation	6.125%	8/28/07	3,190	3,140
General Motors Acceptance Corporation	6.311%	11/30/07	110	106
General Motors Acceptance Corporation	5.625%	5/15/09	510	468
HSBC Finance Corporation	4.750%	4/15/10	1,790	1,783
International Lease Finance Corporation	6.375%	3/15/09	330	346	B
Residential Capital Corporation	6.375%	6/30/10	730	739	A
SB Treasury Company LLC	9.400%	12/29/49	600	662	A

				14,906

Banks — 2.3%
Bank of America Corporation	4.500%	8/1/10	1,075	1,064
Bank of America Corporation	7.800%	9/15/16	250	304
BankAmerica Capital III	4.720%	1/15/27	215	207	D
BB&T Capital Trust I	5.850%	8/18/35	640	631
Chase Capital II	4.743%	2/1/27	725	682	D
RBS Capital Trust III	5.512%	9/29/49	570	580	C

				3,468

Building Materials — 0.5%
American Standard, Inc.	8.250%	6/1/09	500	553
Nortek, Inc.	8.500%	9/1/14	225	207

				760

Cable — 1.4%
Comcast Corporation	7.050%	3/15/33	160	178
Cox Communications, Inc.	4.625%	1/15/10	510	499
CSC Holdings Inc.	7.250%	7/15/08	700	702

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
TCI Communications, Inc.	8.750%	8/1/15	160	199
Tele-Communications, Inc.	9.800%	2/1/12	375	461

				2,039

Casino Resorts — 0.7%
Caesars Entertainment Inc.	8.125%	5/15/11	250	278
Harrah’s Operating Company, Inc.	5.500%	7/1/10	340	343
Harrah’s Operating Company, Inc.	5.750%	10/1/17	480	470	A

				1,091

Chemicals — 0.7%
The Dow Chemical Company	7.375%	11/1/29	800	977

Computer Services and Systems — 0.7%
Electronic Data Systems Corporation	7.125%	10/15/09	600	643
Electronic Data Systems Corporation	7.450%	10/15/29	420	440

				1,083

Containers and Packaging — 0.1%
Graphic Packaging International Corp.	9.500%	8/15/13	200	188	B

Diversified Financial Services — 3.0%
AIG SunAmerica Global Financing VI	6.300%	5/10/11	1,880	2,012	A
Beaver Valley Funding Corp.	9.000%	6/1/17	300	356
Capital One Bank	5.750%	9/15/10	310	320	B
Capital One Bank	6.500%	6/13/13	330	354
Capital One Financial Corporation	8.750%	2/1/07	350	368
Capital One Financial Corporation	7.125%	8/1/08	90	95
iStar Financial Inc.	5.375%	4/15/10	230	230
iStar Financial Inc.	6.000%	12/15/10	230	236
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	90	89
Marsh & McLennan Companies, Inc.	5.875%	8/1/33	330	299
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	110	120	A

				4,479

Drug and Grocery Store Chains — 0.4%
Safeway Inc.	7.500%	9/15/09	500	538

Electric — 2.2%
AEP Texas Central Company	5.500%	2/15/13	420	430
American Electric Power Company, Inc.	5.250%	6/1/15	490	491	B
Dominion Resources, Inc.	5.125%	12/15/09	210	212
Dominion Resources, Inc.	5.150%	7/15/15	350	343
FirstEnergy Corp.	6.450%	11/15/11	60	64
FirstEnergy Corp.	7.375%	11/15/31	710	833
System Energy Resources, Inc.	4.875%	10/1/07	380	378
Tampa Electric Company	6.375%	8/15/12	145	156
The AES Corporation	9.500%	6/1/09	39	42
The Cleveland Electric Illuminating Company	5.650%	12/15/13	300	307

				3,256

Energy — 6.2%
CenterPoint Energy, Inc.	6.850%	6/1/15	1,150	1,266
DTE Energy Company	6.375%	4/15/33	330	339

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
Exelon Corporation	6.750%	5/1/11	1,500	1,608
MidAmerican Energy Holdings Company	5.875%	10/1/12	500	522
Pacific Gas and Electric Company	6.050%	3/1/34	1,890	1,966
Peabody Energy Corporation	6.875%	3/15/13	285	298
Sempra Energy	4.290%	5/21/08	635	636	D
TXU Corp.	6.375%	6/15/06	750	758
TXU Corp.	6.550%	11/15/34	520	483
TXU Energy Co.	4.920%	1/17/06	125	125	D
TXU Energy Co.	6.125%	3/15/08	500	513	B
TXU Energy Co.	7.000%	3/15/13	370	402
Xcel Energy, Inc.	7.000%	12/1/10	350	382

				9,298

Environmental Services — 0.3%
Waste Management, Inc.	7.375%	5/15/29	415	482

Food, Beverage and Tobacco — 1.9%
Altria Group, Inc.	7.000%	11/4/13	305	334
Altria Group, Inc.	7.750%	1/15/27	340	396	B
Domino’s, Inc.	8.250%	7/1/11	200	210
R.J. Reynolds Tobacco Holdings, Inc.	7.250%	6/1/12	1,360	1,394	B
Tyson Foods, Inc.	7.000%	1/15/28	500	547	B

				2,881

Gas and Pipeline Utilities — 2.4%
Dynegy Holdings Inc.	6.875%	4/1/11	1,300	1,271	B
Dynegy Holdings Inc.	8.750%	2/15/12	735	797
The Williams Companies, Inc.	7.500%	1/15/31	102	108
The Williams Companies, Inc.	8.750%	3/15/32	1,250	1,475

				3,651

Health Care — 1.1%
Tenet Healthcare Corporation	6.375%	12/1/11	1,465	1,366
Tenet Healthcare Corporation	6.875%	11/15/31	250	208

				1,574

Homebuilding — 0.4%
D.R. Horton, Inc.	5.250%	2/15/15	410	384
Pulte Homes, Inc.	6.250%	2/15/13	145	150	B

				534

Insurance — 0.2%
Willis Group North America	5.125%	7/15/10	280	280

Investment Banking/Brokerage — 2.1%
J.P. Morgan Capital Trust II	7.950%	2/1/27	150	161
J.P. Morgan Chase & Co.	5.125%	9/15/14	1,140	1,137
J.P. Morgan Chase & Co.	5.150%	10/1/15	670	666
Merrill Lynch & Co., Inc.	5.000%	1/15/15	60	60
Morgan Stanley	4.750%	4/1/14	500	482
The Goldman Sachs Group, Inc.	6.345%	2/15/34	555	578

				3,084

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
Lodging/Hotels — 0.3%
Hilton Hotels Corporation	7.625%	12/1/12	450	506	B

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	475	502

Media — 4.3%
AMFM Inc.	8.000%	11/1/08	210	226
Clear Channel Communications, Inc.	5.500%	9/15/14	915	882
Liberty Media Corporation	5.370%	9/17/06	455	458	D
Liberty Media Corporation	7.875%	7/15/09	750	789
Liberty Media Corporation	8.500%	7/15/29	130	126
Liberty Media Corporation	8.250%	2/1/30	65	62	B
News America, Inc.	6.550%	3/15/33	545	567	B
News America, Inc.	6.200%	12/15/34	35	35
Readers Digest Association, Inc.	6.500%	3/1/11	300	305
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	210	221
Time Warner Entertainment Company, L.P.	8.375%	7/15/33	680	851
Time Warner Inc.	9.125%	1/15/13	240	293
Time Warner Inc.	7.700%	5/1/32	885	1,048
Viacom Inc.	5.625%	8/15/12	520	528

				6,391

Medical Care Facilities — 1.6%
Coventry Health Care, Inc.	5.875%	1/15/12	400	406
HCA, Inc.	5.250%	11/6/08	105	103
HCA, Inc.	7.875%	2/1/11	250	268
HCA, Inc.	6.300%	10/1/12	180	179
HCA, Inc.	6.250%	2/15/13	930	919
HCA, Inc.	5.750%	3/15/14	65	62
Health Care REIT, Inc.	8.000%	9/12/12	370	420

				2,357

Oil and Gas — 6.2%
Amerada Hess Corporation	7.300%	8/15/31	1,440	1,680
Conoco Inc.	6.950%	4/15/29	90	110
ConocoPhillips	4.750%	10/15/12	200	201
Devon Energy Corporation	7.950%	4/15/32	350	446
El Paso Corporation	7.625%	8/16/07	300	305	A
El Paso Corporation	7.800%	8/1/31	2,000	2,005
Kerr-McGee Corporation	7.875%	9/15/31	1,315	1,522
Occidental Petroleum Corporation	6.750%	1/15/12	1,000	1,110
Ocean Energy Inc.	4.375%	10/1/07	430	427
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	445	444
Valero Energy Corporation	6.875%	4/15/12	215	236
Vintage Petroleum, Inc.	7.875%	5/15/11	250	261
XTO Energy, Inc.	6.250%	4/15/13	560	598

				9,345

Paper and Forest Products — 1.8%
Georgia-Pacific Corp.	9.500%	12/1/11	325	384
Georgia-Pacific Corp.	7.375%	12/1/25	250	260

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
International Paper Company	5.500%	1/15/14	330	329
Weyerhaeuser Company	6.750%	3/15/12	995	1,075
Weyerhaeuser Company	7.375%	3/15/32	540	611

				2,659

Photo Equipment and Supplies — 0.5%
Eastman Kodak Company	3.625%	5/15/08	375	351
Eastman Kodak Company	7.250%	11/15/13	345	327	B

				678

Real Estate — 0.2%
Forest City Enterprises, Inc.	7.625%	6/1/15	225	239
Socgen Real Estate Co. LLC	7.640%	12/29/49	80	84	A,C

				323

Retail — 0.2%
Toys “R” Us, Inc.	6.875%	8/1/06	350	354	B

Special Purpose — 13.2%
Ahold Finance USA, Inc.	8.250%	7/15/10	355	387
ASIF Global Financing XIX	4.900%	1/17/13	410	403	A
Conoco Funding Company	6.350%	10/15/11	470	510
DaimlerChrysler NA Holding Corporation	4.314%	9/10/07	1,570	1,574	D
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	415	451
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	160	169
Duke Capital Corporation	6.250%	2/15/13	1,200	1,262
NiSource Finance Corp.	3.200%	11/1/06	375	369
PNPP II Funding Corporation	9.120%	5/30/16	2,425	2,826	B
Qwest Capital Funding, Inc.	7.250%	2/15/11	1,150	1,095	B
Rabobank Capital Funding Trust II	5.260%	12/31/49	115	115	A
Rabobank Capital Funding Trust III	5.254%	12/29/49	1,145	1,141	A
Reed Elsevier Capital Inc.	4.625%	6/15/12	900	874
Sithe Independence Funding Corporation	9.000%	12/30/13	1,500	1,637
Sprint Capital Corporation	8.750%	3/15/32	1,420	1,904
TCI Communications Financing III	9.650%	3/31/27	3,000	3,285
The Williams Companies, Inc. Credit Certificate Trust	6.750%	4/15/09	1,740	1,770	A

				19,772

Telecommunications — 1.7%
BellSouth Corporation	4.750%	11/15/12	320	316
Emmis Operating Company	6.875%	5/15/12	250	249	B
Qwest Communications International Inc.	7.500%	2/15/14	850	808	A
Qwest Corporation	6.875%	9/15/33	1,000	868	B
Verizon New York Inc.	6.875%	4/1/12	340	364

				2,605

Telecommunications (Cellular/Wireless) — 1.4%
Motorola, Inc.	7.625%	11/15/10	350	396
New Cingular Wireless Services Inc.	7.500%	5/1/07	500	522
New Cingular Wireless Services Inc.	8.125%	5/1/12	155	182
New Cingular Wireless Services Inc.	8.750%	3/1/31	475	641

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
Nextel Communications, Inc.	5.950%	3/15/14	88	90
Nextel Communications, Inc.	7.375%	8/1/15	285	305

				2,136

Transportation — 0.9%
Continental Airlines, Inc.	6.545%	2/2/19	181	178
Continental Airlines, Inc.	7.256%	3/15/20	234	235
Delta Air Lines, Inc.	7.570%	11/18/10	40	39
Delta Air Lines, Inc.	6.417%	7/2/12	400	404
Delta Air Lines, Inc.	6.718%	7/2/24	282	289
Northwest Airlines Corporation	7.575%	9/1/20	83	83
United Airlines, Inc.	7.783%	1/1/14	102	97

				1,325

Total Corporate Bonds and Notes (Identified Cost - $102,918)				105,974

Mortgage-Backed Securities — 0.8%
Glendale Federal Savings Bank 1978-A	9.125%	1/25/08	7	7
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	1,170	1,184

				1,191

Total Mortgage-Backed Securities (Identified Cost - $1,176)				1,191

U.S. Government and Agency Obligations — 3.6%

Fixed Rate Securities — 1.4%
United States Treasury Notes	4.125%	8/15/10	1,840	1,832	B
United States Treasury Notes	4.250%	8/15/15	210	209

				2,041

Indexed Securities E — 2.2%
United States Treasury Inflation-Protected Security	1.875%	7/15/15	3,264	3,293	B

Total U.S. Government and Agency Obligations (Identified Cost - $5,298)				5,334

U.S. Government Agency Mortgage-Backed Securities — N.M.
Fannie Mae	8.000%	4/25/06	11	11
Fannie Mae	11.500%	11/1/17	9	10
Fannie Mae	14.000%	2/1/18	22	26
Freddie Mac	10.250%	5/1/09	20	22

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost - $63)				69

Yankee Bonds F — 22.2%
Banking and Finance — 2.3%
AIFUL Corporation	4.450%	2/16/10	775	755	A
Corporacion Andina de Fomento	4.010%	1/26/07	470	470	D
HBOS Capital Funding LP	6.071%	6/30/49	560	590	A,C
HBOS Treasury Services plc	4.000%	9/15/09	420	411	A
Mizuho Financial Group, Inc.	5.790%	4/15/14	1,100	1,146	A

				3,372

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
Banks — 0.2%
Sumitomo Mitsui Banking Corporation	5.625%	7/29/49	270	269	A

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	330	350

Diversified Financial Services — 0.5%
Encana Holdings Finance Corp	5.800%	5/1/14	770	811

Electric — 0.5%
Empresa Nacional de Electricidad S.A.	8.500%	4/1/09	670	737	B

Foreign Governments — 8.8%
Federative Republic of Brazil	14.500%	10/15/09	180	234	B
Federative Republic of Brazil	12.000%	4/15/10	210	257	B
Federative Republic of Brazil	4.313%	4/15/12	148	146	D
Federative Republic of Brazil	4.313%	4/15/12	231	227	D
Federative Republic of Brazil	12.250%	3/6/30	760	1,046	B
Federative Republic of Brazil	11.000%	8/17/40	340	417	B
Quebec Province	7.220%	7/22/36	650	934
Republic of Chile	4.069%	1/28/08	150	151	D
Republic of Colombia	11.750%	2/25/20	290	403
Republic of Panama	9.625%	2/8/11	120	143	B
Republic of Panama	10.750%	5/15/20	230	320
Republic of Panama	9.375%	1/16/23	130	164
Republic of Peru	5.000%	3/7/17	284	280	C
Republic of Peru	8.750%	11/21/33	230	278
Republic of South Africa	7.375%	4/25/12	250	281
Republic of South Africa	6.500%	6/2/14	260	284
Russian Federation	5.000%	3/31/30	1,950	2,241	C
United Mexican States	8.375%	1/14/11	1,290	1,484
United Mexican States	11.500%	5/15/26	960	1,541	B
United Mexican States	8.300%	8/15/31	340	425
United Mexican States	7.500%	4/8/33	1,660	1,926

				13,182

Insurance — 0.9%
Axa	8.600%	12/15/30	550	724
Oil Insurance Ltd	5.150%	8/15/33	220	219	A,C
XL Capital Ltd.	5.250%	9/15/14	500	482

				1,425

Manufacturing (Diversified) — 1.0%
Tyco International Group SA	6.375%	10/15/11	1,450	1,546

Oil and Gas — 1.4%
Gazprom	9.625%	3/1/13	50	62	A
Gazprom	9.625%	3/1/13	20	25
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	345	414
Petroliam Nasional Berhad	7.625%	10/15/26	1,260	1,543	A

				2,044

Special Purpose — 3.6%
Deutsche Telekom International Finance BV	8.750%	6/15/30	500	646
Molson Coors Capital Finance ULC	4.850%	9/22/10	480	476	A

Portfolio of Investments

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/SHARES	VALUE
Petrozuata Finance, Inc.	8.220%	4/1/17	3,205	3,061	A
Resona Preferred Global Securities Limited	7.191%	12/29/49	765	792	A,C
UFJ Finance Aruba AEC	6.750%	7/15/13	355	390

				5,365

Telecommunications — 2.2%
British Telecommunications plc	8.875%	12/15/30	330	448
France Telecom SA	8.500%	3/1/31	560	750
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	410	433
Telecom Italia Capital S.p.A.	5.250%	11/15/13	750	745
Telecom Italia Capital S.p.A.	4.950%	9/30/14	695	673	A
Telus Corporation	7.500%	6/1/07	250	261

				3,310

Telecommunications (Cellular/Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	300	302

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	580	569

Total Yankee Bonds (Identified Cost - $30,293)				33,277

Total Long-Term Securities (Identified Cost - $139,748)				145,843

Investment of Collateral From Securities Lending — 12.0%
State Street Navigator Securities Lending Prime Portfolio			17,990 shs	17,990

Total Investment of Collateral From Securities Lending (Identified Cost - $17,990)				17,990

Short-Term Securities — 1.0%
Repurchase Agreements — 1.0%
Goldman, Sachs & Company 3.8%, dated 9/30/05, to be repurchased at $1,557 on 10/3/05 (Collateral: Federal Home Loan Bank notes, 2.22% due 6/9/06, value $1,590)			$1,557	1,557

Total Short-Term Securities (Identified Cost - $1,557)				1,557

Total Investments (Identified Cost - $159,295) — 110.6%				$165,390
Obligation to Return Collateral For Securities Lending — (12.0)%				(17,990)
Other Assets Less Liabilities — 1.4%				2,160

Net Assets — 100.0%				$149,561

A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represents 13.2% of net assets.

B	All or a portion of this security is on loan.

Western Asset Income Fund

September 30, 2005

C	Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

D	Indexed security - The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of September 30, 2005.

E	Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	Yankee Bond - A dollar denominated bond issued in the U.S. by foreign entities.

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value pursuant to procedures adopted by the Board of Directors. The factors considered making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Securities Lending

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At September 30, 2005, the market value of the securities on loan to broker-dealers was $17,626 for which the Fund received collateral of $17,990 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s schedule of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Income Fund’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann President
Western Asset Income Fund Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann President
Western Asset Income Fund Date: November 29, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski Treasurer and Principal Financial and Accounting Officer

Western Asset Income Fund

Date: November 25, 2005